SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue		$ 160,812	$ 102,999	$ 66,157
United States
Segment Reporting Information [Line Items]
Revenue		92,034	60,761	32,041
Israel
Segment Reporting Information [Line Items]
Revenue		5,203	4,234	3,383
United Kingdom
Segment Reporting Information [Line Items]
Revenue		16,746	12,220	6,862
EMEA
Segment Reporting Information [Line Items]
Revenue	[1]	28,695	16,744	15,551
Other
Segment Reporting Information [Line Items]
Revenue		$ 18,134	$ 9,040	$ 8,320

[1]	Europe, the Middle East and Africa excluding United Kingdom and Israel